Schedule of carrying amount notes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Add: amortization of debt discount and issuance costs	$ 1,108		$ 287
Add: change in fair value of derivative liabilities
Initial carrying amount	4,452	5,691	5,691
Less: cash payments on convertible debt			(1,526)
Carrying amount of Notes at September 30, 2025			4,452	5,691
Eloc Commitment Note [Member]
Short-Term Debt [Line Items]
Initial carrying amount	20,000
Add: amortization of debt discount and issuance costs	1,028
Add: change in fair value of derivative liabilities
Carrying amount of the ELOC Commitment Note at December 31, 2025	21,028		20,000
July Twenty Twenty Five Convertible Notes [Member]
Short-Term Debt [Line Items]
Add: amortization of debt discount and issuance costs			287
Add: change in fair value of derivative liabilities
Initial carrying amount	4,452	$ 5,691	5,691
Less: cash payments on convertible debt			(1,526)
Less: settlement of July 2025 Notes	(4,452)
Carrying amount of Notes at September 30, 2025			$ 4,452	$ 5,691